FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments
	July 31, 2016
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$5,228,826	$5,228,826
Marketable securities	$2,062,205	$2,062,205
Security deposits payable	$897,965	$897,965
Mortgage and note payable	$6,786,525	$6,843,974